Post-Employment and Other Long-Term Employees Benefits - Estimated Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2024	$ 59
2025	63
2026	86
2027	54
2028	60
From 2029 to 2033	375
Other Long-Term Benefits
Defined Benefit Plan Disclosure [Line Items]
2024	7
2025	8
2026	8
2027	9
2028	8
From 2029 to 2033	$ 44